UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

ETF OPPORTUNITIES TRUST

(Exact name of registrant as specified in charter)

Karen Shupe

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

(804) 267-7400

(Address of Principal Executive Offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 6621

Registrant’s telephone number, including area code: (877) 244-6235

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2024

Item 1.(a). Reports to Stockholders.

IDX ETF FUNDS

IDX Dynamic Innovation ETF

DYNI

For the Period November 13, 2023* through April 30, 2024

IDX Dynamic Fixed Income ETF

DYFI

For the Period January 10, 2024* through April 30, 2024

SEMI-ANNUAL REPORT (unaudited)

* Commencement of Operations

April 30, 2024

IDX ETF Funds

IDX Dynamic Innovation ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.60%
	EQUITY - 25.47%
188,156	SPDR Portfolio S&P 500 Value ETF (a)	$9,023,962

	INFORMATION TECHNOLOGY - 55.24%
174,062	Amplify Transformational Data Sharing ETF	5,373,294
102,010	iShares Global Tech ETF	7,189,665
54,719	iShares U.S. Technology ETF	7,013,334
		19,576,293

	UTILITIES - 18.89%
100,265	Utilities Select Sector SPDR ETF	6,691,686

	TOTAL EXCHANGE TRADED FUNDS - (Cost $34,312,394)	35,291,941

	TOTAL INVESTMENTS - 99.60% - (Cost $34,312,394)	35,291,941
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.40%	141,829
	NET ASSETS - 100.00%	$35,433,770

(a)	Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

IDX Dynamic Fixed Income ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.63%
	CORPORATE - 25.01%
354,960	Invesco Senior Loan ETF (a)	$7,471,908

	HIGH YIELD - 49.89%
97,664	iShares iBoxx High Yield Corporate Bond ETF (a)	7,450,787
80,953	PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	7,454,152
		14,904,939

	GOVERNMENT - 24.73%
100,004	ProShares UltraShort 20+ Year Treasury ETF	3,792,152
39,166	SPDR Bloomberg 1-3 Month T-Bill ETF	3,595,047
		7,387,199

	TOTAL EXCHANGE TRADED FUNDS - (Cost $29,851,857)	29,764,046

	TOTAL INVESTMENTS - 99.63% - (Cost $29,851,857)	29,764,046
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.37%	109,132
	NET ASSETS - 100.00%	$29,873,178

(a)	Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

April 30, 2024

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
ASSETS
Investments in securities, at value*	$35,291,941	$29,764,046
Cash	164,461	65,441
Receivable for securities sold	—	7,558,858
TOTAL ASSETS	35,456,402	37,388,345

LIABILITIES
Payables and accrued liabilities:
Payable for securities purchased	—	7,499,802
Accrued advisory fees	22,632	15,365
TOTAL LIABILITIES	22,632	7,515,167
NET ASSETS	$35,433,770	$29,873,178

Net Assets Consist Of:
Paid-in capital	$35,172,185	$30,625,377
Distributable earnings/(accumulated deficit)	261,585	(752,199)
NET ASSETS	$35,433,770	$29,873,178

Net Asset Value Per Share:
Net assets	$35,433,770	$29,873,178
Shares outstanding (unlimited number of shares of beneficial interest authorized with no par value)	1,340,000	1,230,000
Net asset value, and offering price per share	$26.44	$24.29

* Identified Cost:
Investments in securities	$34,312,394	$29,851,857

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

STATEMENTS OF OPERATIONS (unaudited)

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
	Period Ended 4/30/2024(1)	Period Ended 4/30/2024(2)
INVESTMENT INCOME
Dividends	$151,112	$420,639
TOTAL INVESTMENT INCOME	151,112	420,639

EXPENSES
Advisory fees (Note 2)	111,088	51,236
TOTAL EXPENSES	111,088	51,236

NET INVESTMENT INCOME	40,024	369,403

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(747,994)	(701,141)
Net realized loss	(747,994)	(701,141)

Net change in unrealized appreciation/(depreciation) on:
Investments	979,547	(87,811)
Net change in unrealized appreciation/(depreciation):	979,547	(87,811)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	231,553	(788,952)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,577	$(419,549)

(1) The Fund commenced operations on November 13, 2023.

(2) The Fund commenced operations on January 10, 2024.

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

STATEMENTS OF CHANGES IN NET ASSETS

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
	(unaudited)	(unaudited)
	Period Ended 4/30/2024(1)	Period Ended 4/30/2024(2)
FROM OPERATIONS
Net investment income	$40,024	$369,403
Net realized gain (loss)	(747,994)	(701,141)
Net change in unrealized appreciation / (depreciation)	979,547	(87,811)
Net increase / (decrease) in net assets resulting from operations	271,577	(419,549)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from distributable earnings	(9,992)	(332,650)

CAPITAL SHARES TRANSACTIONS
Shares sold	63,060,417	31,878,564
Shares redeemed	(27,888,232)	(1,253,187)
Net increase in net assets from capital stock transactions	35,172,185	30,625,377

TOTAL INCREASE IN NET ASSETS	35,433,770	29,873,178

NET ASSETS
Beginning of year/period	—	—
End of year/period	$35,433,770	$29,873,178

SHARE ACTIVITY
Subscriptions	2,360,000	1,280,000
Redemptions	(1,020,000)	(50,000)
Net increase / (decrease) in shares outstanding from share transactions	1,340,000	1,230,000

SHARES OUTSTANDING
Beginning of year/period	—	—
End of year/period	1,340,000	1,230,000

(1) The Fund commenced operations on November 13, 2023.

(2) The Fund commenced operations on January 10, 2024.

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Dynamic Innovation ETF		IDX Dynamic Fixed Income ETF
	(unaudited)		(unaudited)
	Period Ended 4/30/2024(1)		Period Ended 4/30/2024(2)

Net Asset Value, Beginning of Year/Period	$25.00		$25.00

From investment operations:
Net investment income (3)	0.03		0.37
Net realized and unrealized gain/(loss) on investment activity	1.42		(0.65)
Total from investment operations	1.45		(0.28)

Less distributions from:
Net investment income	(0.01)		(0.43)
Total distributions	(0.01)		(0.43)

Net Asset Value, End of Year/Period	$26.44		$24.29

Total Return	5.81	%(4)	(1.13)	%(4)

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$35,434		$29,873

Ratio of Gross expenses to average net assets	0.75	%(5)	0.70	%(5)

Ratio of net investment income/(loss) to average net assets	0.27	%(5)	5.04	%(5)

Portfolio Turnover Rate	390.90	%(4)	294.69	%(4)

(1)	The Fund commenced operations on November 13, 2023.

(2)	The Fund commenced operations on January 10, 2024.

(3)	Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares outstanding through the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

IDX ETF Funds

Notes to the Financial Statements (unaudited)

April 30, 2024

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IDX Dynamic Innovation ETF (“Dynamic Innovation”) and IDX Dynamic Fixed Income ETF (“Dynamic Fixed Income”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on November 13, 2023 and January 10, 2024, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Dynamic Innovation	To seek capital appreciation
Dynamic Fixed Income	To seek high current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund's assets to IDX Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers or by a pricing service or Valuation Designee in accordance with the valuation procedures approved by the Board.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund's NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2024:

Dynamic Innovation

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$35,291,941	$—	$—	$35,291,941
Total Investments	$35,291,941	$—	$—	$35,291,941

(a)	As of and during the period ended April 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b)	For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

Dynamic Fixed Income

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$29,764,046	$—	$—	$29,764,046
Total Investments	$29,764,046	$—	$—	$29,764,046

(a)	As of and during the period ended April 30, 2024, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).
(b)	For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended April 30, 2024, there were no such reclassifications.

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least monthly with respect to Dynamic Fixed Income and at least annually with respect to Dynamic Innovation. Each of Dynamic Fixed Income and Dynamic Innovation will distribute its net realized capital gains, if any, to shareholders at least annually. Dynamic Fixed Income and Dynamic Innovation may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2024:

	Creation	Creation
Fund	Unit Shares	Transaction Fee	Value
Dynamic Innovation	10,000	$250	$264,400

Dynamic Fixed Income	10,000	$250	$242,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.75% and 0.70% for Dynamic Innovation and Dynamic Fixed Income Funds, respectively.

The Advisor has retained Tidal Investments, LLC (formerly known as Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.04% on the first $500 million in net assets; and 0.03% on any net assets in excess of $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. ("CFS") acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 - INVESTMENTS

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Dynamic Innovation	$98,988,377	$99,186,418

Dynamic Fixed Income	$73,641,255	$73,422,933

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended April 30, 2024 were as follows:

Fund	Purchases	Sales
Dynamic Innovation	$62,986,049	$27,727,621

Dynamic Fixed Income	$31,579,368	$1,244,692

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions for the period ended April 30, 2024 were as follows:

		Long Term
Fund	Ordinary Income	Capital Gains
Dynamic Innovation	$9,992	$—

Dynamic Fixed Income	$332,650	$—

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Innovation	$34,312,394	$1,364,966	$(385,419)	$979,547

Dynamic Fixed Income	$29,851,857	$65,568	$(153,379)	$(87,811)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Dynamic Innovation and Dynamic Fixed Income are listed for trading on the NASDAQ Stock Market® (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a "Creation Unit"). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

IDX ETF Funds

Notes to the Financial Statements (unaudited) (continued)

April 30, 2024

NOTE 7 - RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

IDX ETF Funds

Investment Advisory and Sub-Advisory Agreement Approval (unaudited)

April 30, 2024

At a meeting held on September 26-27, 2023 (the “Meeting”), the Board considered the approval of the proposed Investment Advisory Agreement (the “IDX Advisory Agreement”) between the Trust and IDX Advisors, LLC (“IDX,” or the “Adviser”), with respect to the addition of the IDX ETFs, and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between IDX and Tidal Investments, (formerly, Toroso Investments, LLC) (“Tidal”), with respect to the IDX ETFs. The Board reflected on its discussions with the representatives from IDX and Tidal earlier in the Meeting regarding the manner in which the IDX ETFs were to be managed and the roles and responsibilities of IDX and Tidal under the IDX Advisory Agreement and Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

Counsel to the Trust (“Counsel”) referred the Board to a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the IDX Advisory Agreements and the responses of IDX and Tidal to requests for information from Trust Counsel on behalf of the Board. Counsel noted that the responses included information on the personnel of and services to be provided by IDX and Tidal, an expense comparison analysis for the IDX ETFs and comparable ETFs, and the IDX Advisory Agreements. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the IDX Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by IDX and Tidal; (ii) the costs of the services to be provided and profits to be realized by IDX and Tidal from the relationship with the IDX ETFs; (iii) the extent to which economies of scale would be realized if the IDX ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the IDX Advisory Agreements, including: (i) information regarding the services and support to be provided by IDX and Tidal to the IDX ETFs; (ii) presentations by management of IDX and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the IDX ETFs; (iii) information pertaining to the compliance structure of IDX and Tidal; (iv) disclosure information contained in the IDX ETFs’ registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the IDX Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about IDX and Tidal, including financial information, personnel and the services to be provided by IDX and Tidal to the IDX ETFs, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the IDX ETFs and comparative expense information for other ETFs with strategies similar to the IDX ETFs prepared by an independent third party; (iii) the anticipated effect of size on the IDX ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by IDX and Tidal from their relationship with the IDX ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the IDX Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the IDX Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by IDX and Tidal.

In this regard, the Board considered the responsibilities of IDX and Tidal under the IDX Advisory Agreements. The Board reviewed the services to be provided by IDX and Tidal to the IDX ETFs, including, without limitation, IDX’s process for formulating investment recommendations and the processes of IDX and Tidal for assuring compliance with the IDX ETFs’ investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by IDX for the IDX ETFs among the service providers; and the anticipated efforts of IDX to promote the IDX ETFs and grow their assets. The Board considered: the staffing,

IDX ETF Funds

Investment Advisory and Sub-Advisory Agreement Approval (unaudited) (continued)

April 30, 2024

personnel, and methods of operating of IDX and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from IDX and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by IDX and Tidal was satisfactory and adequate for the IDX ETFs.

The investment performance of IDX and Tidal.

The Board noted that the IDX ETFs had not yet commenced operations. The Trustees considered IDX’s experience in developing models utilizing the same methodology as will be used to manage the IDX ETFs, and Tidal’s experience in trade execution and broker-dealer selection.

The costs of services to be provided and profits to be realized by IDX and Tidal from the relationship with the IDX ETFs.

In this regard, the Board considered the financial condition of IDX and the level of commitment to the IDX ETFs by IDX and Tidal. The Board also considered the projected assets and proposed expenses of the IDX ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by IDX. The Trustees considered the unitary fee structure proposed by IDX. The Board compared the proposed unitary fee of the IDX ETFs to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the IDX ETFs in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the IDX Dynamic Fixed Income ETF’s projected gross and net expense ratio and gross and net advisory fee were above the median of its peer group and the peer group’s Morningstar category, and that the IDX Dynamic Innovation ETF’s projected gross and net expense ratio and gross and net advisory fee were equal to the median of its peer group and above the peer group’s Morningstar category. The Trustees acknowledged IDX’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund. The Trustees also considered the split of the advisory fees paid to IDX versus those paid to Tidal and the respective services provided by each to the IDX ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to IDX were within an acceptable range in light of the services to be rendered by IDX.

The extent to which economies of scale would be realized as the IDX ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the IDX ETFs’ investors.

The Trustees considered that it was not anticipated that the IDX ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the IDX ETFs; the basis of decisions to buy or sell securities for the IDX ETFs; and the substance and administration of the Code of Ethics and other relevant policies of IDX and Tidal. The Board noted that IDX and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the IDX ETFs. The Board also considered potential benefits for IDX and Tidal in managing the IDX ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of IDX and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by IDX and Tidal from managing the IDX ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the IDX Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the IDX Advisory Agreements.

IDX ETF Funds

Additional Information (unaudited)

April 30, 2024

ETF Opportunities Trust (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 833-759-6110 or on the SEC’s website at https://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-456-4545 or on the SEC’s website at https://www.sec.gov.

IDX ETF Funds

Additional Information (unaudited) (continued)

April 30, 2024

Investment Adviser:

IDX Advisors, LLC

9311 E. Via De Ventura

Scottsdale, Arizona 85258

Investment Sub-Adviser:

Tidal Investments, LLC

898 N. Broadway, Suite 2

Massapequa, New York 11758

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

IDX ETF Funds

Expense Example (unaudited)

April 30, 2024

Fund Expenses Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period (commencement of operations for both funds) and held for the period ended April 30, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical***
	Fund's Annualized Expense Ratio	Beginning Account Value 11/1/2023*	Ending Account Value 4/30/2024	Expenses Paid During Period**	Ending Account Value 4/30/2024	Expenses Paid During Period**
Dynamic Innovation	0.75%	$1,000.00	$1,028.80	$3.84	$1,021.13	$3.77
Dynamic Fixed Income	0.70%	$1,000.00	$985.80	$3.43	$1,021.38	$3.52

*    Beginning account value date for both Dynamic Innovation and Dynamic Fixed Income are each Fund’s commencement of operations, November 13, 2023, and January 10, 2024, respectively.

**   For the Hypothetical examples, calculations shown assume each Fund was in existence for the entire one-half year period beginning on November 1, 2023. Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period beginning November 1, 2023). For Dynamic Innovation and Dynamic Fixed Income expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 168/366 and 111/366, respectively (to reflect the period since inception).

***5% return before expenses.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●  Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●   Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

1(b).	Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule filed under Item 1 of the Form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)   The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public accountant: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date: July 5, 2024

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date: July 5, 2024